Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property and Equipment [Abstract]
Schedule of changes in cost of property and equipment
	Computer software and equipment	Furniture and fixture	Satellite Equipment	Total
January 1, 2016	92,285	3,393	-	95,678
Addition	26,626	6,613	-	33,239
December 31, 2016	118,911	10,006	-	128,917
Addition	992	-	275,410	276,402
December 31, 2017	$119,903	$10,006	$275,410	$405,319

Schedule of changes in accumulated depreciation for property and equipment

	Computer software and equipment	Furniture and fixture	Satellite Equipment	Total
January 1, 2016	$12,082	$283	$-	$12,365
Addition	27,522	3,938	-	31,460
December 31, 2016	39,604	4,221	-	43,825
Addition	17,159	1,997	37,611	56,767
December 31, 2017	$56,763	$6,218	$37,611	$100,592